Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 24 - SUBSEQUENT EVENT

On December 30, 2024, Sky KingWin Ltd ,a wholly-owned subsidiary of the Company, entered into share purchase agreement with a third party, Industry Insights Consulting LTD , a wholly-owned subsidiary of Sky KingWin, and Bosera Asset Management Co., Ltd. Pursuant to the SPA, the Purchaser agreed to purchase the Sky KingWin Ltd. in exchange for cash consideration of USD 480,000, the payment of which was due by January 15, 2025.

On January 14, 2025, Sky KingWin and Industry Insights Consulting Ltd. entered into a supplemental agreement and stipulated that the payment date for the purchase Price is extended until March 31, 2025, a penalty of 1% will be applied to the remaining unpaid balance for each day the purchase price is delayed. All other terms of the SPA remain unchanged.

On November 6, 2024, the Company filed a Registration Statement under Securities Act of 1933 with the Securities and Exchange Commission on Form F-3 (File No. 333-283030) for the offering and selling up to $200,000,000 in the aggregate of class A ordinary shares, par value $0.0001 per share. The registration statement was declared effective on February 13, 2025.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.